Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2017
Other Current Assets [Abstract]
Schedule of other current assets

	As of December 31
	2017	2016
	USD thousands

Government authorities	171	151
Prepaid expenses and other receivables *	377	90

Total other current assets	548	241

(*)	Including an amount of USD 166 thousand, as of December 31, 2017, representing deposits entrusted to Israeli court on behalf of related parties pursuant to an indemnification obligation of the Company, in respect of an investigation of the Israeli Security Authority against the Company. See also Note 13B3.